LEASE LIABILITY	9 Months Ended
Sep. 30, 2021
LEASE LIABILITY

14. LEASE LIABILITY

Total
Balance at January 1, 2020	$136,073
Leases acquired in the Acquisition	87,203
Interest expense	18,290
Lease Payments	(83,442)
Balance at December 31, 2020	$158,124
Addition	166,671
Historical correction	22,043
Interest expense	16,993
Lease payments	(92,891)
Lease removal	(7,645)
Balance at September 30, 2021	263,295

Which consists of:
Current lease liability	$98,114
Non-current lease liability	165,181
Balance at September 30, 2021	$263,295

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements - Unaudited

For The Three and Nine Months Ended September 30, 2021

Expressed in Canadian Dollars